Cover	Jul. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2024
Entity File Number	811-23881
Entity Registrant Name	SOUND POINT MERIDIAN CAPITAL, INC.
Entity Central Index Key	0001930147
Entity Tax Identification Number	88-2315951
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	375 Park Avenue
Entity Address, Address Line Two	34th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152
City Area Code	(212)
Local Phone Number	895-2293
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SPMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false